Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2021
Cash and cash equivalent [line items]
Cash on hand	€ 63	€ 180
Cash and cash equivalents	344,408	307,078	€ 235,343	€ 145,378
US-Dollar (USD)
Cash and cash equivalent [line items]
Bank balances	58,950	109,678
Euro
Cash and cash equivalent [line items]
Bank balances	259,259	165,618
Other Currencies
Cash and cash equivalent [line items]
Bank balances	€ 26,136	€ 31,602